CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHANGES IN OPERATING WORKING CAPITAL
(Increase)/decrease in Accounts receivable	$ (575)	$ (925)	$ 129
Increase in Inventories	(190)	(93)	(55)
Decrease/(increase) in Other current assets	118	(141)	(221)
(Decrease)/increase in Accounts payable and other	(83)	890	(162)
Increase/(decrease) in Accrued interest	91	(18)	(18)
Increase in Operating Working Capital	$ (639)	$ (287)	$ (327)